Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets [Abstract]
Allowance for credit loss	$ 1,049,306	$ 28,051
Tax loss carried forwards	226,516	414,904
Lease liability	35,933
Net of deferred tax liability	(43,957)
Deferred tax assets	1,267,798	442,955
Valuation allowance	(1,267,798)	(442,955)
Deferred tax assets, net
Deferred tax liability	43,957
Net deferred tax liability to deferred tax assets	(43,957)
Deferred tax liability, net